DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Jul. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Disposal groups, including discontinued operations
A summary of the results of the discontinued operations is as follows:

	Fiscal Year Ended July 31,
	2021	2020
Net revenue	$387,510	$444,360
Cost of revenue	305,601	345,173
Gross profit	81,909	99,187
Operating expenses:
Selling, general and administrative	47,254	58,992
Amortization of intangible assets(a)	20,258	27,255
Impairment of goodwill(b)	25,658	—
Total operating expenses(c)	93,170	86,247
Operating (loss) income	(11,261)	12,940
Other income (expense):
Interest income	3	2
Interest expense	(28,524)	(31,978)
Total other expense, net	(28,521)	(31,976)
Loss from discontinued operations before income taxes	(39,782)	(19,036)
Income tax benefit	7,226	9,748
Loss from discontinued operations, net of tax	$(32,556)	$(9,288)
(a) During the fiscal year ended July 31, 2021 and 2020, the Company recorded $20.3 million and $27.3 million of amortization expense for the Direct Marketing reporting unit.
(b) During the fiscal year ended July 31, 2021, the Company recorded a pre-tax goodwill impairment charge of $25.7 million for the Direct Marketing reporting unit due to a decline in IWCO Direct's fair value as a result of customer exits and decreasing demand for direct marketing products.
(c) During the year ended July 31, 2022, the Company recorded $3.7 million of restructuring expenses for IWCO Direct as a resutl of its Competitive Improvement Plan.

The major classes of assets and liabilities included as discontinued operations related to IWCO Direct are presented in the table below:

	July 31, 2021	July 31, 2020
	(in thousands)
ASSETS
Cash and cash equivalents	$38,814	$17,571
Accounts receivable, trade, net	33,258	43,215
Inventories, net	7,186	4,836
Other current assets	17,264	16,117
Current assets of discontinued operations	$96,522	$81,739

Property and equipment, net	54,247	72,736
Goodwill(a)	231,470	257,128
Other intangible assets, net(b)	115,005	135,263
Operating lease right-of-use assets	32,583	33,951
Other assets	1,116	3,658
Long-term assets of discontinued operations	$434,421	$502,736

LIABILITIES
Accounts payable	$25,688	$23,834
Accrued expenses	74,218	76,546
Current lease obligations	4,047	3,997
Current portion of long-term debt	5,602	5,527
Other current liabilities	13,837	9,053
Current liabilities of discontinued operations	$123,392	$118,957

Long-term debt, net of current portion(c)	358,189	365,468
Lease obligations	30,207	31,356
Other long-term liabilities	6,675	4,180
Long-term liabilities of discontinued operations	$395,071	$401,004
(a) The Company performed an interim impairment test of Direct Marketing's goodwill and other long-lived assets as of April 30, 2021. The Company determined that the goodwill was impaired, and recorded a non-cash impairment charge of $25.7 million classified in Loss from discontinued operations, net of tax, for the three months ended April 30, 2021. This amount also represents the Company's accumulated goodwill impairment loss as of July 31, 2021.
(b) The Company performed a qualitative assessment of whether it was more likely than not that its other intangibles assets were impaired as of July 31, 2021. The Company reviewed its previous forecasts and assumptions based on the Company's current projections, that are subject to various risks and uncertainties, including forecasted revenues, expenses and cash flows, including the duration and extent of impact to our businesses from the COVID-19 pandemic. Based upon that assessment, the Company concluded it was not more likely than not that the other intangible assets were impaired as of July 31, 2021.